UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  March 31, 2008
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Check here if Amendment [ ];       Amendment Number:
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     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Bedell Investment Counselling
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Address:        200 Pringle Avenue Suite 450
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                Walnut Creek, CA  94596
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Eric Chang
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Title:          Research Analyst
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Phone:          925 932 0344
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Signature, Place and Date of Signing:


            /s/   Eric Chang              Walnut Creek, CA   	January 28, 2009
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                  [Signature]               [City, State]           [Date]


Report Type (Check only one)
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[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
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Form 13F Information Table Entry Total:                  73
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Form 13F Information Table Value Total:               $88,385
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

FORM 13F INFORMATION TABLE

Bedell Investment Counselling 03.31.2009

       						Value		SH	Invt	Other	Voting	Voting	Voting
Name of Issuer		Class	CUSIP		($1,000)Shares	PRN	Disc	Mgrs	Sole	Shared	None
GENCO SHIPPING & TRAD	COM	Y2685T107 	713	57765	SH	Sole	None	0	0	57765
XTO ENERGY INC          COM	98385X106	2464	80460	SH	Sole	None	0	0	80460
WELLS FARGO TRUST 7.875	PFD	94985V202	259	13800	SH	Sole	None	0	0	13800
WELLS FARGO TRUST 7.0%  PFD	94976Y207	273	15325	SH	Sole	None	0	0	15325
WELLS FARGO TRUST 6.375	PFD	92978X201 	606	42800	SH	Sole	None	0	0	42800
VIACOM INC DEBT 6.85%	PFD	92553P300	266	15500	SH	Sole	None	0	0	15500
VERIZON COMMUNICATIONS  COM	92343V104	294	9735	SH	Sole	None	0	0	9735
VALERO ENERGY CORP      COM	91913Y100	420	23490	SH	Sole	None	0	0	23490
UBS 1mo+70bps C08       PFD	90263W201 	158	25200	SH	Sole	None	0	0	25200
SUNTECH POWER HOLDINGS 	COM	86800C104	793	67850	SH	Sole	None	0	0	67850
XLE: ENERGY INDEX       COM	81369Y506	344	8097	SH	Sole	None	0	0	8097
SANTANDER BK SPAIN 6.8% PFD	80281R706 	341	25000	SH	Sole	None	0	0	25000
SPDRS : LARGE-CAP       COM	78462F103 	352	4426	SH	Sole	None	0	0	4426
PXJ: OIL & GAS SERVICES COM	73935X625	1214	117640	SH	Sole	None	0	0	117640
BARCLAYS 8.125% C13     PFD	6739H362  	137	10250	SH	Sole	None	0	0	10250
MORGAN STANLEY TRUST 6.6PFD	61750K208	393	25638	SH	Sole	None	0	0	25638
MONSANTO CO             COM	61166W101	1887	22706	SH	Sole	None	0	0	22706
METLIFE 3mo+100bps C10  PFD	59156R504 	868	75300	SH	Sole	None	0	0	75300
MERRILL LYNCH TRUST 7.37PFD	59025D207	119	11400	SH	Sole	None	0	0	11400
MERRILL LYNCH TRUST 6.45PFD	59024T203	138	15150	SH	Sole	None	0	0	15150
LEHMAN BROTHERS 7.95%	PFD	52520W317 	0	32800	SH	Sole	None	0	0	32800
JP MORGAN TRUST 6.875%  PFD	48123W209  	442	22500	SH	Sole	None	0	0	22500
GOOGLE INC              COM	38259P508 	3622	10405	SH	Sole	None	0	0	10405
GOLDMAN 3mo+75bps C10   PFD	38143Y665 	157	13500	SH	Sole	None	0	0	13500
EXXON MOBIL             COM	30231G102	6071	89149	SH	Sole	None	0	0	89149
DIAGEO                  COM	25243Q205	2196	49070	SH	Sole	None	0	0	49070
DEVON ENERGY            COM	25179M103	2310	51682	SH	Sole	None	0	0	51682
DEUTSCHE BANK 7.35% C12 PFD	25154D102 	214	17500	SH	Sole	None	0	0	17500
DEUTSCHE BANK 6.55% C17 PFD	25153X208 	356	31800	SH	Sole	None	0	0	31800
DEUTSCHE BANK 6.375% C11PFD	25153U204 	371	31300	SH	Sole	None	0	0	31300
COSTCO WHOLESALE        COM	22160K105	2788	60180	SH	Sole	None	0	0	60180
TAN: SOLAR ENERGY INDEX COM	18383M621	141	20310	SH	Sole	None	0	0	20310
CISCO SYSTEMS           COM	17275R102 	1874	111725	SH	Sole	None	0	0	111725
BARCLAYS 7.1% C12       PFD	06739H776 	552	47200	SH	Sole	None	0	0	47200
BARCLAYS BANK 7.75% C12 PFD	06739H511 	305	24500	SH	Sole	None	0	0	24500
BARCLAYS 6.625% C11     PFD	06739F390 	472	43705	SH	Sole	None	0	0	43705
ABN-AMRO 6.08% C09      PFD	00372Q201 	139	20800	SH	Sole	None	0	0	20800
A T & T                 COM	00206R102	2292	90944	SH	Sole	None	0	0	90944
TARGET CORP             COM	87612E110	1552	45125	SH	Sole	None	0	0	45125
THERMO FISHER SCIEN	COM	883556102	1280	35875	SH	Sole	None	0	0	35875
TEVA PHARMACEUTICAL     COM	881624209	3470	77015	SH	Sole	None	0	0	77015
SUNPOWER CORP           COM	867652109	1242	52230	SH	Sole	None	0	0	52230
GLD: GOLD INDEX         COM	863307104	4746	52570	SH	Sole	None	0	0	52570
ROYAL BK SCOT 7.25% C04 PFD	780097879	127	20200	SH	Sole	None	0	0	20200
ROYAL BK SCOT 6.35% C10 PFD	780097770	56	10000	SH	Sole	None	0	0	10000
ROYAL BK SCOT 6.75% C11 PFD	780097754	127	21500	SH	Sole	None	0	0	21500
ROYAL BK SCOT 7.25% C12 PFD	780097713	194	31000	SH	Sole	None	0	0	31000
PROCTER & GAMBLE CO     COM	742718109	274	5814	SH	Sole	None	0	0	5814
MERRILL LYNCH TRUST	PFD	590199204	1314	144270	SH	Sole	None	0	0	144270
McDONALDS               COM	580135101	2226	40785	SH	Sole	None	0	0	40785
LEHMAN 1mo+75bps C09    PFD	524908639	0	15500	SH	Sole	None	0	0	15500
JOHNSON & JOHNSON       COM	478160104	3662	69617	SH	Sole	None	0	0	69617
FXI: CHINA INDEX        COM	464287184	1915	67105	SH	Sole	None	0	0	67105
EWS: SINGAPORE INDEX    COM	464286673	1002	159120	SH	Sole	None	0	0	159120
EWA: AUSTRALIA INDEX    COM	464286103	1215	90767	SH	Sole	None	0	0	90767
IBM                     COM	459200101	954	9845	SH	Sole	None	0	0	9845
INTEL CORPORATION       COM	458140100	296	19715	SH	Sole	None	0	0	19715
ING GROEP 7.375% C12    PFD	456837707	509	54300	SH	Sole	None	0	0	54300
ING GROEP 6.375% C12    PFD	456837608	116	14000	SH	Sole	None	0	0	14000
ING Netherlands 7.2% 	PFD	456837301	611	62500	SH	Sole	None	0	0	62500
GILEAD SCIENCES, INC    COM	375558103	1695	36600	SH	Sole	None	0	0	36600
GENERAL ELECTRIC        COM	369604103	1990	196823	SH	Sole	None	0	0	196823
WALT DISNEY CO.         COM	254687106	1394	76751	SH	Sole	None	0	0	76751
COCA COLA               COM	191216100	3353	76286	SH	Sole	None	0	0	76286
CHEVRON CORP            COM	166764100	6894	102532	SH	Sole	None	0	0	102532
BERKSHIRE HATHAWAY Cl B COM	84670207	237	84	SH	Sole	None	0	0	84
BANK OF AMERICA 3mo+75	PFD	60505633	254	50800	SH	Sole	None	0	0	50800
BANK OF AMERICA         COM	60505104	797	116923	SH	Sole	None	0	0	116923
APPLE INC.              COM	37833100	5883	55962	SH	Sole	None	0	0	55962
ALLIANZ SE DEBT 8.375% 	PFD	18805200	318	18900	SH	Sole	None	0	0	18900
AEGON 3mo+87.50 bps C10 PFD	7924509		441	78400	SH	Sole	None	0	0	78400
FAX: ABERDEEN- ASIA  	COM	3009107		765	160340	SH	Sole	None	0	0	160340
AREVA                   COM			1138	2688	SH	Sole	None	0	0	2688




